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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ James J. Finnegan           Boston, Massachuetts   February 12, 2009
   ----------------------------    --------------------   -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: 2,238,404
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         028-06536                    AEW Capital Management, Inc.
    ------        -----------------        -------------------------------------
    2         028-10256                    AEW Management and Advisors, L.P.
    ------        -----------------        -------------------------------------
    3         028-10257                    AEW Investment Group, Inc.
    ------        -----------------        -------------------------------------
    4         028-06808                    Natixis Global Asset Management, L.P.
    ------        -----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                   12/31/2008

----------------------------------------------------------------------------------------------------------------------------------
                          TITLE                                                                            VOTING AUTHORITY
                           OF                VALUE      SH or   SH/ PUT/   INVESTMENT      OTHER    ------------------------------
     NAME OF ISSUER       CLASS   CUSIP    (X$1000)    PRN AMT  PRN Call   DISCRETION     MANAGERS     SOLE    SHARED      NONE
----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities  COM   015271109     4,586      76,000 SH       Shared-Defined 01 02 03 04     42,000      -       34,000
AMB Property Corp         COM   00163T109    59,068   2,522,106 SH       Shared-Defined 01 02 03 04  1,826,506      -      695,600
Apartment Invt & Mgmt     COM   03748R101    19,186   1,661,157 SH       Shared-Defined 01 02 03 04  1,320,349      -      340,808
Avalon Bay Communities    COM   053484101   119,724   1,976,300 SH       Shared-Defined 01 02 03 04  1,492,200      -      484,100
Biomed Realty Trust Inc.  COM   09063H107    27,088   2,311,300 SH       Shared-Defined 01 02 03 04  1,952,500      -      358,800
Boston Properties Inc.    COM   101121101   134,544   2,446,250 SH       Shared-Defined 01 02 03 04  1,827,950      -      618,300
Brandywine Realty Trust   COM   105368203    19,806   2,568,832 SH       Shared-Defined 01 02 03 04  2,034,932      -      533,900
Brookfield Properties     COM   112900105    57,199   7,399,599 SH       Shared-Defined 01 02 03 04  5,554,199      -    1,845,400
Camden Property Trust     COM   133131102    60,370   1,926,300 SH       Shared-Defined 01 02 03 04  1,574,900             351,400
CBL & Assoc. Properties   COM   124830100       780     120,000 SH       Shared-Defined 01 02 03 04    120,000      -            -
Cedar Shopping Centers    COM   150602209       708     100,000 SH       Shared-Defined 01 02 03 04    100,000      -            -
Corporate Office
  Properties              COM   22002T108     4,169     135,810 SH       Shared-Defined 01 02 03 04    110,710              25,100
DCT Industrial Trust Inc. COM   233153105    39,894   7,884,144 SH       Shared-Defined 01 02 03 04  6,649,644      -    1,234,500
Developers Diversified    COM   251591103    12,803   2,623,648 SH       Shared-Defined 01 02 03 04  2,168,048      -      455,600
Digital Realty Trust      COM   253868103    17,890     544,600 SH       Shared-Defined 01 02 03 04    446,200      -       98,400
Dupont Fabros Technology  COM   26613Q106     5,024   2,427,027 SH       Shared-Defined 01 02 03 04  1,934,127      -      492,900
Entertainment Pptys Tr    COM   29380T105     2,086      70,000 SH       Shared-Defined 01 02 03 04     70,000      -            -
Equity Residential        COM   29476L107   151,232   5,071,502 SH       Shared-Defined 01 02 03 04  3,884,002      -    1,187,500
Extra Space Storage Inc.  COM   30225T102    46,514   4,507,200 SH       Shared-Defined 01 02 03 04  3,805,200      -      702,000
Federal Realty Invs Trust COM   313747206   127,707   2,057,142 SH       Shared-Defined 01 02 03 04  1,522,742      -      534,400
First Potomac Realty
  Trust                   COM   33610F109    18,458   1,984,700 SH       Shared-Defined 01 02 03 04  1,693,200      -      291,500
Glimcher Realty Trust     COM   379302102       502     178,600 SH       Shared-Defined 01 02 03 04    178,600                   -
HCP Inc.                  COM   40414L109    67,201   2,419,900 SH       Shared-Defined 01 02 03 04  1,788,700      -      631,200
Healthcare Realty Trust
  Inc.                    COM   421946104     1,796      76,500 SH       Shared-Defined 01 02 03 04     76,500      -            -
Hospitality Properties    COM   44106M102       595      40,000 SH       Shared-Defined 01 02 03 04     40,000      -            -
Host Hotels & Resorts     COM   44107P104    63,479   8,385,601 SH       Shared-Defined 01 02 03 04  6,621,901      -    1,763,700
HRPT Properties Trust     COM   40426W101    14,248   4,228,040 SH       Shared-Defined 01 02 03 04  3,580,040      -      648,000
Kilroy Realty Corp.       COM   49427F108    48,556   1,451,155 SH       Shared-Defined 01 02 03 04  1,222,255      -      228,900
Kimco Realty Corp.        COM   49446R109    40,441   2,212,300 SH       Shared-Defined 01 02 03 04  1,831,900      -      380,400
Kite Realty Group         COM   49803T102     9,980   1,795,000 SH       Shared-Defined 01 02 03 04  1,396,400      -      398,600
LaSalle Hotel Properties  COM   517942108     1,401     126,800 SH       Shared-Defined 01 02 03 04    105,800      -       21,000
Liberty Property Trust    COM   531172104   115,698   5,067,800 SH       Shared-Defined 01 02 03 04  3,772,700      -    1,295,100
Macerich Company (the)    COM   554382101    53,899   2,968,000 SH       Shared-Defined 01 02 03 04  2,301,500      -      666,500
Mack Cali Realty Corp     COM   554489104     2,327      95,000 SH       Shared-Defined 01 02 03 04     95,000      -            -
National Retail
  Properties              COM   637417106     8,464     492,400 SH       Shared-Defined 01 02 03 04    470,900      -       21,500
Nationwide Health
  Properties Inc.         COM   638620104    72,978   2,541,000 SH       Shared-Defined 01 02 03 04  2,083,800      -      457,200

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
Omega Healthcare
  Investors               COM   681936100    56,796   3,556,400 SH       Shared-Defined 01 02 03 04  2,972,700      -      583,700
Plum Creek Timber Co.     COM   729251108     6,045     174,000 SH       Shared-Defined 01 02 03 04    132,700      -       41,300
Post Properties Inc.      COM   737464107    16,041     972,200 SH       Shared-Defined 01 02 03 04    611,800             360,400
Prologis Trust            COM   743410102    33,074   2,381,128 SH       Shared-Defined 01 02 03 04  1,931,928      -      449,200
PS Business Parks Inc     COM   69360J107     7,626     170,763 SH       Shared-Defined 01 02 03 04    140,063      -       30,700
Public Storage Inc.       COM   74460D109   151,497   1,905,628 SH       Shared-Defined 01 02 03 04  1,431,028      -      474,600
Realty Income Corp        COM   756109104    11,992     518,000 SH       Shared-Defined 01 02 03 04    483,800      -       34,200
Regency Centers Corp.     COM   758849103   105,192   2,252,500 SH       Shared-Defined 01 02 03 04  1,678,000      -      574,500
Senior Housing Properties
  Trust                   COM   81721M109     2,598     145,000 SH       Shared-Defined 01 02 03 04    145,000      -            -
Simon Property Group      COM   828806109   200,699   3,777,509 SH       Shared-Defined 01 02 03 04  2,885,309      -      892,200
Starwood Hotels & Resorts COM   85590A401    39,588   2,211,648 SH       Shared-Defined 01 02 03 04  1,635,948      -      575,700
Taubman Centers Inc.      COM   876664103    16,236     637,711 SH       Shared-Defined 01 02 03 04    522,411             115,300
UDR Inc.                  COM   902653104     1,379     100,000 SH       Shared-Defined 01 02 03 04    100,000      -            -
Ventas Inc.               COM   92276F100    26,151     779,000 SH       Shared-Defined 01 02 03 04    529,000      -      250,000
Vornado Realty Trust      COM   929042109   133,089   2,205,290 SH       Shared-Defined 01 02 03 04  1,701,390      -      503,900
Column Totals                             2,238,404 104,278,490                                     82,596,482      -   21,682,008